Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	HIMCO Variable Insurance Trust
Central Index Key	0001546585
Amendment Flag	false
Document Creation Date	Apr. 14, 2015
Document Effective Date	Apr. 14, 2015
Prospectus Date	Apr. 14, 2015
HIMCO VIT Large Cap Growth Fund | IB
Risk/Return:
Trading Symbol	HVLGX
HIMCO VIT Large Cap Core Fund | IB
Risk/Return:
Trading Symbol	HVLCX
HIMCO VIT Large Cap Value Fund | IB
Risk/Return:
Trading Symbol	HVLVX
HIMCO VIT Small & Mid Cap Core Fund | IB
Risk/Return:
Trading Symbol	MVSMX
HIMCO VIT Global Core Equity Fund | IB
Risk/Return:
Trading Symbol	HVGCX
HIMCO VIT Conservative Allocation Fund | IB
Risk/Return:
Trading Symbol	HVCAX
HIMCO VIT Moderate Allocation Fund | IB
Risk/Return:
Trading Symbol	HVMAX
HIMCO VIT High Yield Bond Fund | IB
Risk/Return:
Trading Symbol	HVHYX
HIMCO VIT Government Bond Fund | IB
Risk/Return:
Trading Symbol	HVGVX
HIMCO VIT Strategic Income Bond Fund | IB
Risk/Return:
Trading Symbol	HVSIX
HIMCO VIT Total Return Bond Fund | IB
Risk/Return:
Trading Symbol	HVTRX
HIMCO VIT International Core Equity Fund | IB
Risk/Return:
Trading Symbol	HVIEX
HIMCO VIT International Value Equity Fund | IB
Risk/Return:
Trading Symbol	HVVAX
HIMCO VIT Emerging Markets Equity Fund | IB
Risk/Return:
Trading Symbol	HVEMX